Related party transactions and balances	6 Months Ended
Jun. 30, 2023
Related party transactions and balances
Related party transactions and balances

21Related party transactions and balances

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties include associates, parent, subsidiaries, and key management personnel or their close family members. The terms and conditions of these transactions have been mutually agreed between the Group and the related parties. To determine significance, the Group considers various qualitative and quantitative factors including whether transactions with related parties are conducted in the ordinary course of business.

Interest in subsidiaries

The details of interests in the subsidiaries with whom the Group had entered into transactions or had agreements or arrangements in place during the period are disclosed in Note 1 of the condensed interim consolidated financial statements.

21Related party transactions and balances (continued)

Compensation of key management personnel

Key management personnel of the Group comprise the Parent Company’s directors and senior management of the Group.

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Compensation and short-term employee benefits	344,355	13,401,897
	344,355	13,401,897

Balances with related parties

The following balances are outstanding at the end of the year:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Due to Board members	556,000	—
	556,000	—

Transactions with related parties

Details of transactions with related parties during the period, other than those which have been disclosed elsewhere in these condensed interim consolidated financial statements, are as follows:

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Payments made on behalf of the Group	556,000	—
Loan from a related party	139,000	—

21Related party transactions and balances (continued)

Short-term loans from related parties

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Sister company
Routebox Technologies SL	—	77,894
	—	77,894
Shareholders of Shotl Transportation SL
Camina Lab SL	—	299,653
Marfina SL	—	66,151
	—	365,804
Other related parties
V.N.V.	139,985	—
	139,985	—

	139,985	443,698

During 2022, the Group’s board of directors resolved to sell Shotl Transportation. As such, the associated short-term loans, loan from a sister company and loans from the shareholders of Shotl Transportation SL, have been presented under “Liabilities directly associated with assets classified as held for sale”. In February 2023, the Group finalized sale of Shotl Transportation, S.L. for an amount of $ 0.378 million, which was used to settle a portion of the deferred purchase price owed to the original shareholders of the subsidiary.